Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities
Accrued liabilities consisted of the following:

	March 31,	December 31,
(in millions)	2013	2012
Accounts payable non-trade	$195	264
Accrued compensation and benefits	93	100
Income taxes	95	154
Allowance for sales returns	69	92
Deferred revenue	67	85
Accrued interest	67	50
Liability for consigned goods sold	57	56
Sales and other taxes	40	62
Other	71	92
	$754	955

Accrued liabilities consisted of the following:

	December 31,
(in millions)	2012	2011
Accounts payable non-trade	$264	257
Income taxes	154	74
Accrued compensation and benefits	100	95
Allowance for sales returns	92	85
Deferred revenue	85	88
Sales and other taxes	62	41
Liability for consigned goods sold	56	69
Accrued interest	50	36
Other	92	72
	$955	817